Lease liabilities - Lease Liability Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Amount at the beginning of the year	$ 337,980	$ 246,854
Exchange differences	18,213	14,663
Additions and re-measurement	101,355	153,850
Disposal	(908)	(5,921)
Payments	(118,333)	(102,579)
Finance cost related to lease liabilities	40,203	31,113	$ 16,502
Closing net book amount	378,510	337,980	246,854
Lease Liability - Agricultural Partnerships
Disclosure of maturity analysis of operating lease payments [line items]
Amount at the beginning of the year	312,066	222,013
Exchange differences	17,062	10,230
Additions and re-measurement	96,294	143,952
Disposal	(908)	(3,277)
Payments	(104,261)	(89,806)
Finance cost related to lease liabilities	36,906	28,954
Closing net book amount	357,159	312,066	222,013
Lease Liability - Others
Disclosure of maturity analysis of operating lease payments [line items]
Amount at the beginning of the year	25,914	24,841
Exchange differences	1,151	4,433
Additions and re-measurement	5,061	9,898
Disposal	0	(2,644)
Payments	(14,072)	(12,773)
Finance cost related to lease liabilities	3,297	2,159
Closing net book amount	$ 21,351	$ 25,914	$ 24,841